May 01, 2020

AMG FUNDS III

AMG Managers Global Income Opportunity Fund

Supplement dated December 4, 2020 to the Prospectus, dated May 1, 2020

The following information supplements and supersedes any information to the contrary relating to AMG Managers Global Income Opportunity Fund (the “Fund”), a series of AMG Funds III (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

At a meeting held on December 3, 2020 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Loomis, Sayles & Company, L.P. (“Loomis”), effective December 4, 2020 (the “Implementation Date”). The appointment of GW&K was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Loomis with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on December 4, 2020, or the approval of a new subadvisory agreement between AMGF and GW&K by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of GW&K as the subadviser to the Fund, a new subadvisory agreement between AMGF and GW&K (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by GW&K under the Interim Subadvisory Agreement approved by the Board is lower than the rate of compensation that Loomis would have received under the Former Subadvisory Agreement.

In connection with the hiring of GW&K, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Global Income Opportunity Fund to AMG GW&K High Income Fund, (ii) made changes to its investment objective, principal investment strategies and principal risks, and (iii) replaced its existing benchmark index with the Bloomberg Barclays U.S. High Yield 1-5 Year Ba Index. Also in connection with the hiring of GW&K, effective as of the Implementation Date, (i) the management fee for the Fund was reduced from 0.55% to 0.39%, (ii) the Fund’s existing contractual expense limitation agreement with AMGF was replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF has agreed, through at least May 1, 2022, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.59% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances, and (iii) Class N shares of the Fund were authorized to pay shareholder servicing fees to financial intermediaries of up to 0.25%. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.

In addition, effective as of the Implementation Date, the Prospectus is amended as follows:

All references to the name of the Fund shall refer to AMG GW&K High Income Fund. All references to Loomis shall be deleted and all references to the subadviser to the Fund shall refer to GW&K. All references to David W. Rolley, Lynda Schweitzer and Scott M. Service as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Mary F. Kane, CFA and Stephen J. Repoff, CFA.

The section titled “Summary of the Funds – AMG Managers Global Income Opportunity Fund – Investment Objective” on page 11 is deleted and replaced with the following:

INVESTMENT OBJECTIVE

The investment objective of AMG GW&K High Income Fund (the “Fund”) is to seek to provide a high level of current income. Capital appreciation is a secondary objective.

The sections under “Summary of the Funds – AMG Managers Global Income Opportunity Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 11 are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class N
Management Fee[1]	0.39%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	1.38%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[2]	1.78%
Fee Waiver and Expense Reimbursements[3]	(0.93)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	0.85%

[1]	Expense information has been restated to reflect current fees.
[2]
The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

[3]
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2022, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.59% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds III Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2022. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$87	$372	$781	$1,926

The section titled “Summary of the Funds – AMG Managers Global Income Opportunity Fund – Principal Investment Strategies” beginning on page 11 is deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to invest principally in a diversified portfolio of short-term, below investment grade corporate bonds (commonly known as “junk bonds” or “high yield securities”). The Fund seeks to achieve a high level of current income while minimizing price volatility associated with credit and interest rate risk.

Until February 2, 2021, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds (debt securities). The Fund intends to invest primarily in below investment grade securities, although the Fund may also invest in investment grade securities. Below investment grade securities are rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB- by S&P Global Ratings (“S&P”) or similarly rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), to be of comparable credit quality. In cases where the credit ratings agencies have assigned different credit ratings to the same security, the security will be considered to have the higher credit rating.

Although the Fund may invest in instruments of any duration or maturity, the Fund normally will seek to maintain a weighted average maturity of five years or less. The Fund seeks to avoid the lowest rated bonds in the high yield market by targeting bonds with a rating of B or higher by any NRSRO. The Fund’s average weighted portfolio maturity and duration may vary from time to time depending on the Subadviser’s views on the direction of interest rates.

The Fund may invest in debt securities issued by any of the following: public and private U.S. companies; the U.S. government and its agencies, such as the Federal Home Loan Bank; and state and local governments issuing taxable municipal securities. The Fund may also invest in privately placed securities, Rule 144A securities (securities that may be sold pursuant to Rule 144A under the Securities Act of 1933) and preferred securities. In selecting potential investments for the Fund, GW&K combines quantitative screening tools with in-depth security specific fundamental research. GW&K uses top-down research that focuses on duration, sector allocation, credit quality and yield curve, as well as bottom-up research that focuses on fundamental analysis, valuation analysis, technical analysis and environmental, social and governance (“ESG”) factor analysis. GW&K may adjust its assessment of an investment based on a number of considerations.

The section titled “Summary of the Funds – AMG Managers Global Income Opportunity Fund – Principal Risks” beginning on page 12 is revised to remove “Currency Risk,” “Derivatives Risk,” “Emerging Markets Risk,” “Foreign Investment Risk,” “Hedging Risk,” “Leverage Risk” and “Political Risk” as principal risks of the Fund and to reflect that the Fund is subject to the following additional principal risks:

ESG Investing Risk—the Subadviser incorporates ESG criteria into its investment process, which may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, and carries the risk that the Fund’s investment returns may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.

U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

Also with respect to the section titled “Summary of the Funds – AMG Managers Global Income Opportunity Fund – Principal Risks” beginning on page 12, “Credit and Counterparty Risk” is deleted and replaced with the following:

Credit Risk—the issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

Also with respect to the section titled “Summary of the Funds – AMG Managers Global Income Opportunity Fund – Principal Risks” beginning on page 12, the principal risks shall appear in the following order: High Yield Risk; Debt Securities Risk; Market Risk; Interest Rate Risk; Credit Risk; Changing Distribution Level Risk; ESG Investing Risk; Extension Risk; Inflation/Deflation Risk; Liquidity Risk; Management Risk; Prepayment Risk; Reinvestment Risk; Rule 144A Securities Risk; and U.S. Government Securities Risk.

In the section titled “Summary of the Funds – AMG Managers Global Income Opportunity Fund – Performance” beginning on page 13, the following is added after the first paragraph:

As of December 4, 2020, GW&K was appointed as subadviser to the Fund and the Fund changed its name to “AMG GW&K High Income Fund,” adopted its current investment strategies and began comparing its performance to the Bloomberg Barclays U.S. High Yield 1-5 Year Ba Index. The Fund’s performance information for periods prior to December 4, 2020 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.

The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers Global Income Opportunity Fund – Performance” beginning on page 13 is deleted and replaced with the following:

Average Annual Total Returns as of 12/31/19

AMG GW&K High Income Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes	7.67%	2.31%	3.28%
Class N Return After Taxes on Distributions	7.53%	2.09%	2.55%
Class N Return After Taxes on Distributions and Sale of Fund Shares	4.54%	1.67%	2.25%
Bloomberg Barclays U.S. High Yield 1-5 Year Ba Index[1] (reflects no deduction for fees, expenses or taxes)	10.75%	5.01%	6.40%
Bloomberg Barclays Global Aggregate Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.84%	2.31%	2.48%

[1]
The Bloomberg Barclays U.S. High Yield 1-5 Year Ba Index replaced the Bloomberg Barclays Global Aggregate Bond Index as the Fund’s benchmark on December 4, 2020 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

AMG FUNDS III

AMG Managers Global Income Opportunity Fund

Supplement dated December 4, 2020 to the Prospectus, dated May 1, 2020

The following information supplements and supersedes any information to the contrary relating to AMG Managers Global Income Opportunity Fund (the “Fund”), a series of AMG Funds III, contained in the Fund’s Prospectus, dated as noted above.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective as of February 2, 2021, the Fund’s policy to, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds (debt securities) will be removed.